Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2024 and 2025.

	Effective date	Termination date	Fixed Rate (Company pays)	Floating Rate (Company receives)	Fair Value Asset December 31, 2024	Notional Amount December 31, 2024	Fair Value Asset December 31, 2025	Notional Amount December 31, 2025
Swap 1	April 10, 2018	December 11, 2025	2.74%	SOFR	$387,608	$19,164,000	—	—

Total					$387,608	$19,164,000	—	—

*	Swap 1 was early terminated in April 2025 (Note 8)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Tabular disclosure of financial instruments is as follows:

		December 31,
		2024		2025
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	—	—	—	—
Interest Rate Swap Agreements	Current assets — Fair value of derivatives	387,608	—	—	—

Total derivatives designated as hedging instruments		387,608	—	—	—

As of 31.12.2024 and 31.12.2025, there were no derivatives not designated as hedging instruments assets respectively.

Schedule of Derivative Instruments, Gain (Loss)
The effect of derivative instruments on the consolidated statements of income for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Location of Gain/(Loss)	Year Ended December 31,
Derivatives not designated as hedging instruments	Recognized	2023	2024	2025
Interest Rate Swap — Change in Fair Value	Gain on derivatives	(570,539)	(1,126,863)	—
Interest Rate Swap — Realized income	Gain on derivatives	808,157	1,226,149	—

Total gain on derivatives		237,618	99,286	—

	Location of Gain	Year Ended December 31,
Derivatives designated as hedging instruments	Recognized	2023	2024	2025
Interest Rate Swap — Realized income	Interest and finance costs	4,771,235	591,664	383,819

Total gain on derivatives		4,771,235	591,664	383,819

Schedule of Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain on cash flow hedges relating to the Company’s interest rate swap contracts and are analyzed as follows:

Unrealized Income on cash flow hedges
Balance, January 1, 2023	5,186,483

Other comprehensive income before reclassifications	316,566
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(4,771,235)

Balance, December 31, 2023	731,814

Other comprehensive income before reclassifications	247,458
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(591,664)

Balance, December 31, 2024	387,608

Other comprehensive loss before reclassifications	(3,789)
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(383,819)

Balance, December 31, 2025	—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the fair values for assets and liabilities m easu
red on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2024:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	387,608	—	387,608	—

Total	387,608	—	387,608	—

As of 31.12.2025, there were no assets nor liabilities measured on a recurring basis.

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis
The following table presents the fair values for assets measured on a non-recurring
basis as of December 31, 2025 categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	29,250,000	—	29,250,000	—	—

Total	29,250,000	—	29,250,000	—	—